JPMorgan SmartRetirement® 2055 Fund
Schedule of Portfolio Investments as of March 31, 2024
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2024.

JPMorgan SmartRetirement® 2055 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 66.4%
Fixed Income — 7.3%
JPMorgan Core Bond Fund Class R6 Shares (a)	2,716	27,675
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	11,570	82,955
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	661	4,107
JPMorgan High Yield Fund Class R6 Shares (a)	1,143	7,348
Total Fixed Income		122,085
International Equity — 10.6%
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	513	15,602
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	2,642	41,908
JPMorgan International Equity Fund Class R6 Shares (a)	5,979	120,001
Total International Equity		177,511
U.S. Equity — 48.5%
JPMorgan Growth Advantage Fund Class R6 Shares * (a)	4,837	188,098
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	211	12,093
JPMorgan Small Cap Growth Fund Class R6 Shares * (a)	525	11,678
JPMorgan Small Cap Value Fund Class R6 Shares (a)	420	11,953
JPMorgan U.S. Equity Fund Class R6 Shares (a)	8,384	199,027
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	4,843	197,884
JPMorgan Value Advantage Fund Class R6 Shares (a)	4,881	189,875
Total U.S. Equity		810,608
Total Investment Companies (Cost $787,526)		1,110,204
Exchange-Traded Funds — 31.9%
Alternative Assets — 1.8%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	85	7,549
JPMorgan Realty Income ETF (a)	513	22,471
Total Alternative Assets		30,020
Fixed Income — 0.4%
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (a)	149	6,896
International Equity — 16.6%
JPMorgan ActiveBuilders Emerging Markets Equity ETF (a)	1,513	55,438
JPMorgan International Research Enhanced Equity ETF (a)	3,548	222,178
Total International Equity		277,616
International Funds — 9.1%
JPMorgan Global Select Equity ETF (a)	2,664	152,958
U.S. Equity — 4.0%
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	724	66,888
Total Exchange-Traded Funds (Cost $463,308)		534,378
	PRINCIPAL AMOUNT ($000)
U.S. Treasury Obligations — 0.1%
U.S. Treasury Notes 4.13%, 1/31/2025 (b) (Cost $1,537)	1,548	1,536

JPMorgan SmartRetirement® 2055 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 1.7%
Investment Companies — 1.7%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (c) (Cost $28,429)	28,429	28,429
Total Investments — 100.1% (Cost $1,280,800)		1,674,547
Liabilities in Excess of Other Assets — (0.1)%		(1,836)
NET ASSETS — 100.0%		1,672,711

Percentages indicated are based on net assets.

Abbreviations
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust
USD	United States Dollar

*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the current yield as of March 31, 2024.
Detailed information about investment portfolios of the underlying funds and ETFs can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
Futures contracts outstanding as of March 31, 2024 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
MSCI Emerging Markets E-Mini Index	550	06/21/2024	USD	28,842	(32)

Abbreviations
MSCI	Morgan Stanley Capital International
USD	United States Dollar

JPMorgan SmartRetirement® 2055 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value ("NAV") of the Fund is calculated on a valuation date.
Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Exchange-Traded Funds	$534,378	$—	$—	$534,378
Investment Companies	1,110,204	—	—	1,110,204

JPMorgan SmartRetirement® 2055 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
U.S. Treasury Obligations	$—	$1,536	$—	$1,536
Short-Term Investments
Investment Companies	28,429	—	—	28,429
Total Investments in Securities	$1,673,011	$1,536	$—	$1,674,547
Depreciation in Other Financial Instruments
Futures Contracts	$(32)	$—	$—	$(32)
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds and ETFs advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ and ETFs’ distributions may be reinvested into the Underlying Funds and ETFs. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2024
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2024	Shares at March 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan ActiveBuilders Emerging Markets Equity ETF (a)	$44,981	$16,210	$6,613	$(617)	$1,477	$55,438	1,513	$1,231	$—
JPMorgan BetaBuilders MSCI US REIT ETF (a)	7,742	559	1,147	22	373	7,549	85	191	—
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	58,586	14,507	16,339	(112)	10,246	66,888	724	560	— (b)
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (a)	6,684	113	136	(19)	254	6,896	149	337	—
JPMorgan Core Bond Fund Class R6 Shares (a)	18,688	9,871	880	(99)	95	27,675	2,716	583	—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	56,170	28,817	2,007	(355)	330	82,955	11,570	2,027	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	5,607	3,025	4,710	(583)	768	4,107	661	236	—
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	18,018	1,155	3,726	(113)	268	15,602	513	297	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	53,337	8,766	20,967	(1,437)	2,209	41,908	2,642	1,493	—
JPMorgan Global Select Equity ETF (a)	—	138,818	5,814	191	19,763	152,958	2,664	247	—
JPMorgan Growth Advantage Fund Class R6 Shares (a) *	227,479	9,708	91,476	13,760	28,627	188,098	4,837	—	1,163
JPMorgan High Yield Fund Class R6 Shares (a)	6,801	2,522	2,251	(102)	378	7,348	1,143	354	—
JPMorgan International Equity Fund Class R6 Shares (a)	147,810	8,000	43,606	(5,336)	13,133	120,001	5,979	2,756	—
JPMorgan International Research Enhanced Equity ETF (a)	271,767	19,050	89,382	4,558	16,185	222,178	3,548	6,920	135
JPMorgan Realty Income ETF (a)	23,997	2,015	4,450	(769)	1,678	22,471	513	464	—
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	23,270	1,990	14,059	(730)	1,622	12,093	211	244	725
JPMorgan Small Cap Growth Fund Class R6 Shares (a) *	12,194	1,417	3,584	(114)	1,765	11,678	525	—	—
JPMorgan Small Cap Value Fund Class R6 Shares (a)	11,647	1,163	2,535	(104)	1,782	11,953	420	149	16
JPMorgan U.S. Equity Fund Class R6 Shares (a)	214,766	20,109	67,095	7,178	24,069	199,027	8,384	1,381	1,905
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (c)	25,412	342,120	339,103	—	—	28,429	28,429	1,055	—

JPMorgan SmartRetirement® 2055 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)

For the period ended March 31, 2024
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2024	Shares at March 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	$212,924	$9,008	$58,723	$4,296	$30,379	$197,884	4,843	$1,809	$249
JPMorgan Value Advantage Fund Class R6 Shares (a)	225,683	28,446	82,843	183	18,406	189,875	4,881	3,839	10,745
Total	$1,673,563	$667,389	$861,446	$19,698	$173,807	$1,673,011		$26,173	$14,938

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	Amount rounds to less than one thousand.
(c)	The rate shown is the current yield as of March 31, 2024.
*	Non-income producing security.